Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair value measurement
Fair value measurement

30.   Fair value measurement

Fair value of assets and liabilities that are measured at fair value

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities that are carried at fair value in the statement of financial position:

	December 31, 2024
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Property, plant and equipment (Note 8):
Property, plant and equipment	21,058	—	21,058	—
Other financial assets (Note 9):
Equity securities	1,815	1,815	—	—
Financial investments	5,500	—	—	5,500
Other financial instruments (Note 21):
Derivative financial assets - PPA	23,649	—	23,649	—
Derivative financial liabilities - PPA	(1,045)	—	(1,045)	—
Other liabilities (Note 23):
Contingent consideration in a business combination	(3,338)	—	—	(3,338)

	December 31, 2023
		Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$'000	US$'000	US$'000	US$'000
Other financial assets (Note 9):
Listed equity securities	1,080	1,080	—	—
Other financial instruments (Note 21):
Derivative financial assets - PPA	26,684	—	26,684	—
Derivative financial liabilities - PPA	(699)	—	(699)	—
Other liabilities (Note 23):
Contingent consideration in a business combination	(1,732)	—		(1,732)

A reconciliation of the beginning and ending balances of all liabilities at fair value on recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2024, presented as follows:

Total
US$'000
Fair value at December 31, 2021	(26,527)
Changes in fair value through profit or loss	1,758
Payments	18,931
Fair value at December 31, 2022	(5,838)
Changes in fair value through profit or loss	(717)
Payments	4,823
Fair value at December 31, 2023	(1,732)
Changes in fair value through profit or loss	(5,467)
Payments	3,861
Fair value at December 31, 2024	(3,338)